LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE

12. LOSS PER SHARE

A.	Basic and Diluted loss per share

Basic loss per share is computed by dividing the loss for the period by the weighted average number of shares of common stock outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income (loss) less any preferred dividends for the period by the weighted average number of shares of common stock outstanding plus, if potentially dilutive common shares outstanding during the period. The Company does not pay dividends or have participating shares outstanding.

The following table outlines the number of Common Shares (in thousands) and basic and diluted loss per share:

	For the Year Ended
(in thousands of shares)	December 31, 2022	December 31, 2021
Issued Common Shares at the beginning of the period	170,483	161,721
Effect of Warrant Exercise	8,526	8,762
Effect of Treasury Return	(1,049)	-
Effect of Treasury Issuance	21	-
Effect of Share Options Exercised	220	-
Weighted-average numbers of Common Shares	178,201	170,483

Loss per share
Basic and diluted loss per share	(0.12)	(0.07)